Geological event - Alagoas (Details Narrative) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provision	R$ 8,045,477	R$ 9,175,777
Provision of current liabilities	5,002,811	4,349,931
Provision of non-current liabilities	3,042,666	R$ 4,825,846
Provision accrued amount	3,865,006
Description of reparation for social-environmental		allocating R$1,580,000 for the adoption of actions and measures in vacated areas, urban mobility and social compensation actions, of which R$300 million going to indemnification for social damages and collective pain and suffering and possible contingencies related to the actions in the vacated areas and urban mobility actions
Technical Cooperation Agreement [Member] | Alagoas State Federal Prosecution Office [Member]
IfrsStatementLineItems [Line Items]
Net of adjustment to present value	R$ 3,849,836